ALTEGRIS/AACA REAL ESTATE LONG SHORT FUND

 (the “Fund”)

Class A	Ticker: RAAAX
Class C	Ticker: RAACX
Class I	Ticker: RAAIX
Class N	Ticker: RAANX

(a series of Northern Lights Fund Trust)

Supplement dated November 17, 2014 to the Prospectus dated January 9, 2014

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Effective November 17, 2014, Eric Bundonis has been added as portfolio manager of the Altegris/AACA Real Estate Long Short Fund (the “Fund”), and Matthew Osborne has been removed as a portfolio manager of the Fund.  Mr. Bundonis, of the Adviser, together with the Sub-Adviser portfolio manager, Burland B. East III, are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Investment Adviser Portfolio Manager” on page 7 of the Prospectus:

Eric Bundonis, Vice President and Director of Research and Sourcing of the Adviser, has been a Portfolio Manager to the Fund since November 2014.

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The section titled “Investment Adviser Portfolio Manager” on page 13 is deleted and replaced with the following:

Eric Bundonis, CFA

Vice President and Director of Research and Sourcing

Mr. Bundonis has served as Vice President and Director of Research and Sourcing since November 2014.  From February 2012 to November 2014, Mr. Bundonis was Co-Director of Research and Investments of the Adviser.  His responsibilities include portfolio management, manager sourcing, research, and due diligence across a wide variety of alternative strategies. Mr. Bundonis brings over 10 years of alternative investment experience. From July 2009 to January 2012, Mr. Bundonis served as Vice President, Senior Research Analyst for an affiliate of the Adviser.  Prior to joining the Adviser in 2009, Mr. Bundonis was an Associate at OneCapital Management Partners in New York. As a member of OneCapital's investment committee, Mr. Bundonis was responsible for identifying, selecting, and monitoring investments for multi-manager funds of hedge funds serving institutional and high net worth investors. Mr. Bundonis graduated from Middlebury College with a BA in History and attended the Post-Baccalaureate Program in Business at Columbia University. He is also a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated January 9, 2014, as updated and Statement of Additional Information (“SAI”), dated January 9, 2014, as updated.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS/AACA REAL ESTATE LONG SHORT FUND

 (the “Fund”)

Class A	Ticker: RAAAX
Class C	Ticker: RAACX
Class I	Ticker: RAAIX
Class N	Ticker: RAANX

(a series of Northern Lights Fund Trust)

Supplement dated November 17, 2014

to the Statement of Additional Information (“SAI”) dated January 9, 2014

______________________________________________________________________

Effective November 17, 2014, Eric Bundonis has been added as portfolio manager of the Altegris/AACA Real Estate Long Short Fund (the “Fund”), and Matthew Osborne has been removed as a portfolio manager of the Fund.  Mr. Bundonis, of the Adviser, together with the Sub-Adviser portfolio manager, Burland B. East III, are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The first sentence of the first paragraph under the section titled “Portfolio Managers” on page 40 is deleted and replaced with the following:

Eric Bundonis is the Adviser portfolio manager of the Fund.

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In the section titled “Portfolio Managers—Adviser Portfolio Manager” on page 41, the table providing information concerning Matthew Osborne is deleted and replaced with the following:

ERIC BUNDONIS (as of September 30, 2014)
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE
Registered Investment Companies	2	$476	0	$ 0
Other Pooled Investment Vehicles	0	$0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

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The section titled “Compensation- Adviser” on page 42 is deleted and replaced with the following:

For services as the Adviser portfolio manager to the Fund, Eric Bundonis receives a salary and a discretionary bonus from the Adviser. Mr. Bundonis also has an equity interest in a privately-held entity that directly or indirectly controls the Adviser and its affiliates, and will receive compensation from that entity based upon the future profitability of the Adviser and its affiliates.

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On page 42, the sentence in the section titled “Ownership of Securities” is deleted and replaced with the following:

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of October 31, 2014:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Eric Bundonis	None
Burland B. East III	$100,001-$500,000

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated January 9, 2014, as updated and Statement of Additional Information (“SAI”), dated January 9, 2014, as updated.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.